Summary of Assets Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Inputs, Level 3) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Fair Value Disclosures [Line Items]
Contingently returnable consideration assets (Note 7)	$ 2,191	13,648	16,938